Share capital	12 Months Ended
Dec. 31, 2017
Share capital [abstract]
Share capital
20	Share capital

	2017		2016
	Number of shares	Share capital	Number of shares	Share capital
		RMB '000		RMB '000
As at 1 January and 31 December
A shares	10,500,000,000	10,500,000	10,500,000,000	10,500,000
Overseas listed foreign shares	4,700,383,440	4,700,383	4,700,383,440	4,700,383

Total	15,200,383,440	15,200,383	15,200,383,440	15,200,383